Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 113,073	$ 174,721
Restricted cash	0	14,928
Marketable securities	2,435	2,639
Marketable securities pledged to creditors	0	5,835
Trade accounts receivable, net	63,423	40,974
Related party receivables	11,676	13,255
Other receivables	10,109	22,950
Inventories	80,787	57,858
Voyages in progress	38,492	34,705
Prepaid expenses and accrued income	8,899	7,725
Other current assets	3,851	2,729
Total current assets	332,745	378,319
Long-term assets
Newbuildings	130,633	48,498
Vessels and equipment, net	3,477,801	3,307,144
Vessels and equipment under finance leases, net	44,880	53,518
Right-of-use assets under operating leases	3,914	8,426
Goodwill	112,452	112,452
Derivative instruments receivable	9,675	0
Investment in associated company	555	1,279
Loan notes receivable from related party	1,388	1,388
Other long-term assets	3,055	7,197
Total assets	4,117,098	3,918,221
Current liabilities
Short-term debt and current portion of long-term debt	189,286	167,082
Current portion of obligations under finance leases to related party	7,601	7,810
Current portion of obligations under operating leases (including related party amounts of $685 and $661 as of December 31, 2021 and 2020, respectively)	1,122	4,548
Related party payables	36,250	19,853
Trade accounts payable	2,327	7,860
Accrued expenses	42,836	42,529
Derivative instruments payable	5,673	19,261
Other current liabilities	7,580	12,418
Total current liabilities	292,675	281,361
Long-term liabilities
Long-term debt (including related party amounts of $209,700 and $60,000 as of December 31, 2021 and 2020, respectively)	2,126,910	1,968,924
Obligations under finance leases to related party	40,865	48,467
Obligations under operating leases (including related party amounts of $2,355 and $3,142 as of December 31, 2021 and 2020, respectively)	3,114	4,177
Other long-term liabilities	992	3,739
Total liabilities	2,464,556	2,306,668
Commitments and contingencies
Equity
Share capital (203,530,979 shares. 2020: 197,692,321 shares. All shares are issued and outstanding at par value $1.00 per share)	203,531	197,692
Additional paid in capital	448,291	402,021
Contributed surplus	1,004,094	1,004,094
Accumulated other comprehensive income	228	200
Retained earnings (deficit)	(3,130)	8,018
Total equity attributable to the Company	1,653,014	1,612,025
Non-controlling interest	(472)	(472)
Total equity	1,652,542	1,611,553
Total liabilities and equity	$ 4,117,098	$ 3,918,221